Income Taxes	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
INCOME TAXES

15. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for qualified corporations, and assessable profits above HK$2,000,000 will be taxed at 16.5%. The assessable profits of corporations which is not qualifying for the two-tiered profits tax rates regime, will continue to be taxed at a flat rate of 16.5%.

PRC

Under the Enterprise Income Tax Laws of the PRC, or the EIT Laws, domestic enterprises and Foreign Investment Enterprises, or the FIEs, are usually subject to a unified 25% enterprise income tax rate, while preferential tax rates, tax holidays and tax exemption may be granted on case-by-case basis.

Japan

Japan has a progressive tax system, of which its corporate income tax is calculated on the estimated assessable profits for the years ended September 30, 2025, 2024 and 2023 times applicable tax rates. EXTEND is subject to national corporate income tax, inhabitant tax, and enterprise tax in Japan, which in the aggregate, resulted in the statutory income tax rate of approximately 36.8%, 36.8% and 36.8% for the years ended September 30, 2025, 2024 and 2023, respectively

The effective income tax rate was approximately -5.78%, 392.22%, and 8.92% for the years ended September 30, 2025, 2024 and 2023, respectively.

The income tax expenses consist of the following components:

	For the years ended September 30,
	2025	2024	2023
Current income tax expenses	$402,781	$441,441	$96,452
Deferred income tax expenses/(benefit)	—	148,239	(160,402)
Total income tax expenses/(benefit)	$402,781	$589,680	$(63,950)

A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:

		For the years ended September 30,
		2025	2024	2023
(Loss)/profit before income tax expenses		$(6,965,324)	$150,344	$(716,678)
Computed income tax expense/(benefit) with statutory tax rate(1)	36.8%	(2,565,094)	55,367	(263,930)
Effect of preferential tax rate		22	(21,092)	(22,301)
Impact of different tax rates in other jurisdictions		1,807,163	(237,513)	(425)
Non-deductible expenses		3,001	3,160	316
Utilized tax loss		—	—	(49,313)
Changes in valuation allowance		1,157,689	789,758	271,703
Income tax expenses/(benefit)		$402,781	$589,680	$(63,950)

(1)	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.

As of September 30, 2025 and 2024, the significant components of the deferred tax assets are summarized below:

	As of September 30,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	$2,479,634	$1,265,023
Unrealized foreign exchange (loss) /gain	(30,668)	45,440
Total deferred tax assets	2,448,966	1,310,463
Valuation allowance	(2,448,966)	(1,310,463)
Deferred tax assets, net of valuation allowance	$—	$—

The Group operates through subsidiaries and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a cumulative financial loss position and are not forecasting profits in the near future as of September 30, 2025 and 2024. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The Group has recognized a valuation allowance of $2,448,966 and $1,310,463 for the years ended September 30, 2025 and 2024, respectively.

Changes in valuation allowance are as follows:

	As of September 30
	2025	2024
Valuation allowance:
Balance at beginning of the year	$1,310,463	$468,938
Additions	1,157,678	790,396
Loss utilized	—	—
Exchange difference	(19,175)	51,129
Balance at end of the year	$2,448,966	$1,310,463

As of September 30, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

2026	$142,099
2027	499,609
2028	1,605,415
2029	1,685,614
2030	7,443,288
Total	$11,376,025